Cover	Sep. 28, 2020
Cover [Abstract]
Entity Central Index Key	0000007039
Amendment Flag	false
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	Trecora Resources
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33926
Entity Tax Identification Number	75-1256622
Entity Address, Address Line One	1650 Hwy 6 South
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	(281)
Local Phone Number	980-5522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	TREC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false